Subsequent Event	12 Months Ended
Aug. 31, 2021
Subsequent Events [Abstract]
Subsequent Event
28.	Subsequent Event

Subsequent to this reporting date, the Company breached events of default covenants due to cessation of business in October 2021 which was caused by a series of rules, regulations and administrative measures for after-school tutoring for primary and secondary school students issued by the General Office of Ministry of Education of PRC from July 2021 to September 2021. As a result, the banking facility of US$62,060 became immediately due and payable.

Subsequent to this reporting date, the Company breached event of default covenants due to the Company’s default in the payment of the banking facility which indebtedness has an aggregate outstanding principal in excess of US$10 million   and such indebtedness was due and payable prior to its stated maturity of April 2022. As a result, convertible senior notes of US$35,000 and a long-term loan of RMB135,000 (US$20,897) became due and payable.

Subsequent to this reporting date, the Company sold two properties at RMB12,750 (US$1,974) and RMB15,500 (US$2,399), both transactions were completed in September 2021 and the Company recorded gains of disposal at RMB1,601(US$248) and RMB4,997(US$773), respectively.

Subsequent to this reporting date, all the cash in the domestic bank accounts in China of the Company have been frozen by court order as the Company was subject to multiple legal proceedings, administrative proceedings, claims and other litigation as a result of overdue payments to service providers and loans payable to the lenders.

The Company entered into certain securities purchase agreement on January 24, 2022 (the “SPA”) with certain non-affiliated and accredited “non-U.S. Persons”, (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Company agreed to sell 8,000,000,000 Class A ordinary shares, (the “Shares”) par value $0.000001 per share, at a per share purchase price $0.0035625 (the “Offering”), which is 90% of the average NYSE official closing price of the ADS divided by 1,000, the current conversion ratio of ADS, for the three trading days immediately preceding the execution of the SPA. On February 11, 2022, the Offering closed as all the conditions of the SPA have been satisfied and the Company issued the Shares to the Purchasers. The gross proceeds to the Company from the Offering was $28.5 million.

Subsequent to this reporting date, the Group has been named in a number of lawsuits arising in its ordinary course of business. The following table presents the total number of the lawsuits by category, amount involved and scope of each category:

	Numbers	Total amount involved	Amount involved scope per case
		RMB	RMB
Amounts in thousands of Renminbi (“RMB”) except for number of cases
Lease	5	2,167	From 371 to 797
Advertisement	1	3,968	3,968
Technology Service	2	503	From 237 to 266
Education Service	310	13,653	From 1 to 386
Purchase	4	2,424	From 49 to 1,298
Property Preservation	2	2,440	From 62 to 2,377
Decoration	3	4,020	From 680 to 2,540
Other	85	933	From 40 to 80
Total	412	30,108

As of the date of this annual report, the Company is using all commercially reasonable efforts to defend itself in these proceedings and is still undergoing on-going discussion with regulatory authorities.